Exploration and Evaluation Assets, Net	9 Months Ended
Sep. 30, 2023
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets, Net

8. EXPLORATION AND EVALUATION ASSETS, NET

Total
As at December 31, 2022	685
Acquisition	31
Additions	80
As at September 30, 2023	796